Description of Organization and Business Operations - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) ReportableSegment	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Description of Organization and Business Operations (Details) [Line Items]
FDIC Deposits Maturities	90 days
Federal Deposit Insurance Corporation institution deposits	$ 250
Cash in Foreign Bank Accounts	$ 5,765	$ 4,607
Number of Reportable Segments | ReportableSegment	1
Impairment charges	$ 0	0	$ 0
Unamortized debt issuance costs	13,264	16,684
Debt Issuance Costs	13,264	16,684
Loss on the early extinguishment of debt	13,650
Amortization expense for debt issuance costs	3,182	3,092	3,097
Interest expense penalties	0	0
Unrecognized tax benefits	0	0
Advertising production costs	6,299	4,379	3,921
Research, Development, Pre Production and Start Up Costs	28,280	23,483	20,630
Accumulated Other Comprehensive Income (Loss), Foreign Currency Translation Adjustment, Net of Tax	(46)	(16)
Other Expense [Member]
Description of Organization and Business Operations (Details) [Line Items]
Other Nonoperating Income (Expense)	44	(284)	$ (27)
Accumulated Other Comprehensive Income (Loss), Foreign Currency Translation Adjustment, Net of Tax	30	16
Minimum pension loss [Member]
Description of Organization and Business Operations (Details) [Line Items]
Accumulated Other Comprehensive Income (Loss), Foreign Currency Translation Adjustment, Net of Tax	$ 302	$ 690
Maximum [Member]
Description of Organization and Business Operations (Details) [Line Items]
U.S. State Jurisdictions Statues of Limitations	8 years
Maximum [Member] | Buildings and Improvements [Member]
Description of Organization and Business Operations (Details) [Line Items]
Estimated useful lives for new property, plant and equipment	25 years
Maximum [Member] | Machinery and equipment [Member]
Description of Organization and Business Operations (Details) [Line Items]
Estimated useful lives for new property, plant and equipment	10 years
Minimum [Member]
Description of Organization and Business Operations (Details) [Line Items]
U.S. State Jurisdictions Statues of Limitations	3 years
Minimum [Member] | Buildings and Improvements [Member]
Description of Organization and Business Operations (Details) [Line Items]
Estimated useful lives for new property, plant and equipment	7 years
Minimum [Member] | Machinery and equipment [Member]
Description of Organization and Business Operations (Details) [Line Items]
Estimated useful lives for new property, plant and equipment	3 years
Customer Relationship Intangible Assets [Member] | Maximum [Member]
Description of Organization and Business Operations (Details) [Line Items]
Amortized Period	25 years
Customer Relationship Intangible Assets [Member] | Minimum [Member]
Description of Organization and Business Operations (Details) [Line Items]
Amortized Period	10 years
Technology Intangible [Member] | Maximum [Member]
Description of Organization and Business Operations (Details) [Line Items]
Amortized Period	14 years
Technology Intangible [Member] | Minimum [Member]
Description of Organization and Business Operations (Details) [Line Items]
Amortized Period	5 years
Trade Names [Member] | Maximum [Member]
Description of Organization and Business Operations (Details) [Line Items]
Amortized Period	20 years
Trade Names [Member] | Minimum [Member]
Description of Organization and Business Operations (Details) [Line Items]
Amortized Period	15 years
2021 Credit Facility [Member]
Description of Organization and Business Operations (Details) [Line Items]
Unamortized debt issuance costs	$ 13,413
Debt Issuance Costs	$ 13,413